SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Write-off of inventories	$ 113	$ 194	$ 102
Advertising expenses	$ 1,780	$ 1,302	$ 1,365
Anti-dilutive securities	0	0	0
Stock-based compensation expense	$ 309	$ 375	$ 374
Severance expenses	714	438	1,150
Bad debt expense	138	452	412
Goodwill	46,753	48,941	55,127
Goodwill, Impairment Loss	758	528
Asset Impairment Charges	$ 917	1,122	$ 0
Vehicles [Member]
Significant Accounting Policies [Line Items]
Asset Impairment Charges		302
ERP [Member]
Significant Accounting Policies [Line Items]
Asset Impairment Charges		292
Fair Value, Measurements, Nonrecurring [Member]
Significant Accounting Policies [Line Items]
Goodwill		0
Goodwill, Impairment Loss		$ 528
Brand name [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	9 years
Brand name [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	2 years
Customer related intangible [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	9 years
Customer related intangible [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years
Developed Technology [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years
Backlog [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Non-competition agreement [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Reacquired rights [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years
Patents [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	8 years